Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2022
Statutory and other information
Schedule of auditor's remuneration

	2022	2021	2020
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	9.9	10.5	6.3
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.1	15.2	10.8
Attestation under s404 of Sarbanes-Oxley Act 2002	3.1	2.0	2.0
Audit-related assurance services	0.7	4.5	0.7
Other assurance services	0.2	3.4	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.3
	29.3	35.9	20.3

Schedule of key management personnel compensation

	2022	2021	2020
	$’000	$’000	$’000
Short-term employee benefits	38,632	32,985	29,126
Post-employment benefits	1,388	1,378	1,602
Share-based payments	56,297	45,234	27,666
	96,317	79,597	58,394